Quarterly Financial Statments (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Statements [Abstract]
Quarterly Financial Information [Text Block]
Quarterly Financial Statements (unaudited)

2012 ($ in millions)	First quarter	Second quarter	Third quarter	Fourth quarter
Net financing revenue	$351	$457	$472	$611
Other revenue	605	714	775	480
Total net revenue	956	1,171	1,247	1,091
Provision for loan losses	98	33	105	93
Total noninterest expense	855	971	845	951
Income from continuing operations before income tax expense (benefit)	3	167	297	47
Income tax expense (benefit) from continuing operations	1	(16)	46	(887)
Net income from continuing operations	2	183	251	934
Income (loss) from discontinued operations, net of tax	308	(1,081)	133	466
Net income (loss)	$310	$(898)	$384	$1,400
Basic earnings per common share
Net (loss) income from continuing operations	$(149)	$(13)	$38	$551
Net income (loss)	82	(825)	137	901
Diluted earnings per common share
Net (loss) income from continuing operations	(149)	(13)	38	455
Net income (loss)	82	(825)	137	700
2011
Net financing revenue	$212	$340	$254	$318
Other revenue	536	611	550	591
Total net revenue	748	951	804	909
Provision for loan losses	79	57	55	(30)
Total noninterest expense	842	920	745	921
(Loss) income from continuing operations before income tax expense	(173)	(26)	4	18
Income tax expense from continuing operations	10	8	10	14
Net (loss) income from continuing operations	(183)	(34)	(6)	4
Income (loss) from discontinued operations, net of tax	329	147	(204)	(210)
Net income (loss)	$146	$113	$(210)	$(206)
Basic and diluted earnings per common share
Net loss from continuing operations	$(266)	$(170)	$(154)	$(147)
Net loss	(19)	(58)	(308)	(305)